S000094967 [Member] Investment Strategy - Goldman Sachs Value Opportunities ETF	Feb. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a portfolio of equity securities. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The Fund seeks to achieve its investment objective by investing, under normal circumstances, in companies that are considered value opportunities, which Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”) defines as quality companies with identifiable competitive advantages, and sustainable growth potential, whose intrinsic value is not reflected in the stock price. The Fund may invest in securities of companies of any capitalization. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 20% of its Net Assets in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies. The Fund may invest in companies of any market capitalization.
The Fund’s equity investment process involves: (1) using multiple industry-specific valuation metrics to identify economic value and company potential in stocks, screened by valuation, profitability and business characteristics; (2) conducting in-depth company research and assessing overall business quality; and (3) buying those securities that a sector portfolio manager recommends, taking into account feedback from the rest of the portfolio management team. No one factor or consideration is determinative in the stock selection process. The Investment Adviser may decide to sell a position for various reasons, including valuation and price considerations, readjustment of the Investment Adviser’s outlook based on subsequent events, the Investment Adviser’s ongoing assessment of the quality and effectiveness of management, if new investment ideas offer the potential for better risk/reward profiles than existing holdings, or for risk management purposes.
The Fund may invest up to 10% of its Net Assets in fixed income securities (including high yield fixed income securities), such as government, corporate and bank debt obligations.
THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (“INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN ONE OR MORE ISSUERS OR IN FEWER ISSUERS THAN DIVERSIFIED FUNDS.
The Fund is an actively managed ETF, which is a fund that trades like other publicly traded securities. The Fund is not an index fund and does not seek to replicate the performance of a specified index.
The Investment Adviser measures the Fund’s performance against the Russell 1000® Value Index.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a portfolio of equity securities.